Share Capital	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Share Capital

 Note 23 | Share capital

Authorized

We are authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares. The common shares are not redeemable or convertible. The preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors.

Share Repurchase Programs

			Maximum	Maximum	Number of
	Commencement		Shares for	Shares for	Shares
	Date	Expiry	Repurchase	Repurchase (%)	Repurchased
2021 Normal Course Issuer Bid	March 1, 2021	February 28, 2022	28,468,448	5	22,186,395
2022 Normal Course Issuer Bid [1]	March 1, 2022	February 7, 2023	55,111,110	10	55,111,110
2023 Normal Course Issuer Bid	March 1, 2023	February 29, 2024	24,962,194	5	5,375,397
2024 Normal Course Issuer Bid [2]	March 1, 2024	February 28, 2025	24,728,159	5	‐

1  The original expiry date was February 28, 2023, but we acquired the maximum aggregate number of common shares allowable on February 7, 2023.

2  On February 21, 2024, our Board of Directors approved a share repurchase program. The 2024 normal course issuer bid, which is subject to acceptance by the Toronto Stock Exchange, will expire earlier than the date above if we acquire the maximum number of common shares allowable or otherwise decide not to make any further repurchases.

Purchases under the normal course issuer bids were, or may be, made through open market purchases at market prices as well as by other means permitted by applicable securities regulatory authorities, including private agreements.

Summary of share repurchases	2023	2022
Number of common shares repurchased for cancellation	13,378,189	53,312,559
Average price per share (US dollars)	74.73	84.34
Total cost	1,000	4,496

Dividends Declared

During 2023, we declared dividends of $2.12 (2022 - $1.92). On February 21, 2024, our Board of Directors declared and increased  our quarterly dividend to $0.54 per share payable on April 11, 2024, to shareholders of record on March 28, 2024. The total estimated dividend to be paid is $265.